2023 QUARTERLY REPORT
Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
September 30, 2023
FUND
Moderate Strategy Fund
Balanced Strategy Fund
Growth Strategy Fund
Equity Growth Strategy Fund

Russell Investment
Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
This Quarterly Report reports on
four of these Funds.

Page
Moderate Strategy Fund 3
Balanced Strategy Fund 5
Growth Strategy Fund 7
Equity Growth Strategy Fund 9
Notes to Quarterly Report 11
Russell Investment Funds
LifePoints
®
Funds
Variable Target Portfolio Series
Quarterly Report
September 30, 2023 (Unaudited)
Table of Contents

Russell Investment Funds - LifePoints
®
Funds Variable Target Portfolio Series.
Copyright © Russell Investments 2023. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-
controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark
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companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
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Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of Rus-
sell Investments.

Russell Investment Funds
Moderate Strategy Fund
Schedule of Investments — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Moderate Strategy Fund 3
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 3.0%
RIF Global Real Estate Securities Fund 172,574 2,031
Domestic Equities - 17.0%
RIF U.S. Small Cap Equity Fund 136,366 1,729
RIF U.S. Strategic Equity Fund 573,722 9,949
11,678
Fixed Income - 52.2%
RIC Long Duration Bond Fund Class Y 538,970 4,118
RIC Short Duration Bond Fund Class Y 190,382 3,476
RIF Strategic Bond Fund 3,355,482 28,354
35,948
International Equities - 19.9%
RIC Emerging Markets Fund Class Y 95,127 1,381
RIC Global Equity Fund Class Y 1,255,839 10,612
RIF International Developed Markets Fund 153,464 1,710
13,703
Multi-Asset - 8.0%
RIC Multi-Strategy Income Fund Class Y 625,921 5,514
Total Investments in Affiliated Funds
(cost $73,114) 68,874
Total Investments - 100.1%
(identified cost $73,114) 68,874
Other Assets and Liabilities, Net - (0.1)%
(56)
Net Assets - 100.0%
68,818

Russell Investment Funds
Moderate Strategy Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 Moderate Strategy Fund
Transactions (amounts in thousands) during the period ended September 30, 2023 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIF Global Real Estate Securities
Fund $ 2,144 $ 269 $ 302 $ (29) $ (51) $ 2,031 $ 26 $ —
RIF U.S. Small Cap Equity Fund 2,886 46 1,245 30 12 1,729 9 —
RIF U.S. Strategic Equity Fund 6,800 3,775 1,581 (270) 1,225 9,949 119 76
RIC Investment Grade Bond Fund 10,061 675 10,543 (2,018) 1,825 — 249 —
RIC Long Duration Bond Fund — 4,303 45 — (140) 4,118 — —
RIC Short Duration Bond Fund — 3,585 105 — (4) 3,476 — —
RIC Unconstrained Total Return
Fund 1,454 33 1,520 (67) 100 — — —
RIF Strategic Bond Fund 23,822 6,677 1,189 (97) (859) 28,354 265 —
RIC Emerging Markets Fund 1,442 74 166 (24) 55 1,381 — —
RIC Global Equity Fund 13,330 1,068 4,968 (671) 1,853 10,612 — —
RIF International Developed
Markets Fund 2,886 86 1,465 353 (150) 1,710 8 —
RIC Multi-Strategy Income Fund 7,217 163 1,936 (150) 220 5,514 155 —
$ 72,042 $ 20,754 $ 25,065 $ (2,943) $ 4,086 $ 68,874 $ 831 $ 76

Russell Investment Funds
Balanced Strategy Fund
Schedule of Investments — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Balanced Strategy Fund 5
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 4.4%
RIC Global Infrastructure Fund Class Y 492,652 3,897
RIF Global Real Estate Securities Fund 413,588 4,868
8,765
Domestic Equities - 20.0%
RIF U.S. Small Cap Equity Fund 550,608 6,982
RIF U.S. Strategic Equity Fund 1,887,923 32,736
39,718
Fixed Income - 32.8%
RIC Long Duration Bond Fund Class Y 910,043 6,953
RIC Short Duration Bond Fund Class Y 221,670 4,048
RIF Strategic Bond Fund 6,410,915 54,172
65,173
International Equities - 35.9%
RIC Emerging Markets Fund Class Y 412,241 5,986
RIC Global Equity Fund Class Y 7,040,194 59,489
RIF International Developed Markets Fund 533,139 5,939
71,414
Multi-Asset - 7.0%
RIC Multi-Strategy Income Fund Class Y 1,585,596 13,969
Total Investments in Affiliated Funds
(cost $204,810) 199,039
Total Investments - 100.1%
(identified cost $204,810) 199,039
Other Assets and Liabilities, Net - (0.1)%
(105)
Net Assets - 100.0%
198,934

Russell Investment Funds
Balanced Strategy Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 Balanced Strategy Fund
Transactions (amounts in thousands) during the period ended September 30, 2023 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Global Infrastructure Fund $ — $ 4,385 $ 265 $ 9 $ (232) $ 3,897 $ 58 $ —
RIF Global Real Estate Securities
Fund 7,965 1,322 4,038 (1,121) 740 4,868 49 —
RIF U.S. Small Cap Equity Fund 8,019 347 1,483 (166) 265 6,982 28 —
RIF U.S. Strategic Equity Fund 29,128 5,572 4,897 (1,008) 3,941 32,736 460 332
RIC Long Duration Bond Fund — 7,202 12 — (237) 6,953 — —
RIC Short Duration Bond Fund — 4,115 63 — (4) 4,048 — —
RIC Unconstrained Total Return
Fund 4,077 66 4,238 (184) 279 — — —
RIF Strategic Bond Fund 56,285 6,880 6,927 (286) (1,780) 54,172 646 —
RIC Emerging Markets Fund 5,082 2,166 1,324 (273) 335 5,986 — —
RIC Global Equity Fund 65,649 951 14,445 (1,185) 8,519 59,489 — —
RIF International Developed
Markets Fund 10,460 184 5,351 1,028 (382) 5,939 28 —
RIC Multi-Strategy Income Fund 16,437 512 3,099 (336) 455 13,969 352 —
$ 203,102 $ 33,702 $ 46,142 $ (3,522) $ 11,899 $ 199,039 $ 1,621 $ 332

Russell Investment Funds
Growth Strategy Fund
Schedule of Investments — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Growth Strategy Fund 7
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 5.5%
RIC Global Infrastructure Fund Class Y 412,647 3,264
RIF Global Real Estate Securities Fund 489,381 5,760
9,024
Domestic Equities - 31.0%
RIF U.S. Small Cap Equity Fund 592,877 7,518
RIF U.S. Strategic Equity Fund 2,539,419 44,033
51,551
Fixed Income - 14.6%
RIC Long Duration Bond Fund Class Y 760,501 5,810
RIC Opportunistic Credit Fund Class Y 415,965 3,349
RIF Strategic Bond Fund 1,779,401 15,036
24,195
International Equities - 41.0%
RIC Emerging Markets Fund Class Y 517,568 7,515
RIC Global Equity Fund Class Y 5,701,016 48,173
RIF International Developed Markets Fund 1,117,298 12,447
68,135
Multi-Asset - 8.0%
RIC Multi-Asset Growth Strategy Fund Class Y 1,416,562 13,316
Total Investments in Affiliated Funds
(cost $161,748) 166,221
Total Investments - 100.1%
(identified cost $161,748) 166,221
Other Assets and Liabilities, Net - (0.1)%
(86)
Net Assets - 100.0%
166,135

Russell Investment Funds
Growth Strategy Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 Growth Strategy Fund
Transactions (amounts in thousands) during the period ended September 30, 2023 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Global Infrastructure Fund $ — $ 3,588 $ 133 $ 1 $ (192) $ 3,264 $ 47 $ —
RIF Global Real Estate Securities
Fund 7,848 1,123 2,809 (767) 365 5,760 60 —
RIF U.S. Small Cap Equity Fund 6,452 2,211 1,329 (116) 300 7,518 32 —
RIF U.S. Strategic Equity Fund 33,093 17,377 8,904 (1,173) 3,640 44,033 505 381
RIC Long Duration Bond Fund — 6,035 27 — (198) 5,810 — —
RIC Opportunistic Credit Fund — 3,447 73 — (25) 3,349 — —
RIC Unconstrained Total Return
Fund 3,266 109 3,452 (146) 223 — — —
RIF Strategic Bond Fund 14,393 5,966 4,591 (213) (519) 15,036 208 —
RIC Emerging Markets Fund 3,268 4,396 118 (13) (18) 7,515 — —
RIC Global Equity Fund 67,828 1 27,706 (1,796) 9,846 48,173 — —
RIF International Developed
Markets Fund 11,000 3,678 2,757 398 128 12,447 30 —
RIC Multi-Asset Growth Strategy
Fund 16,406 412 4,185 (312) 995 13,316 315 —
$ 163,554 $ 48,343 $ 56,084 $ (4,137) $ 14,545 $ 166,221 $ 1,197 $ 381

Russell Investment Funds
Equity Growth Strategy Fund
Schedule of Investments — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Growth Strategy Fund 9
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 6.5%
RIC Global Infrastructure Fund Class Y 107,392 850
RIF Global Real Estate Securities Fund 162,818 1,916
2,766
Domestic Equities - 36.0%
RIF U.S. Small Cap Equity Fund 186,606 2,366
RIF U.S. Strategic Equity Fund 752,314 13,045
15,411
Fixed Income - 4.5%
RIC Long Duration Bond Fund Class Y 140,018 1,070
RIC Opportunistic Credit Fund Class Y 108,007 869
1,939
International Equities - 45.1%
RIC Emerging Markets Fund Class Y 178,116 2,586
RIC Global Equity Fund Class Y 1,467,239 12,398
RIF International Developed Markets Fund 385,103 4,290
19,274
Multi-Asset - 8.0%
RIC Multi-Asset Growth Strategy Fund Class Y 365,388 3,435
Total Investments in Affiliated Funds
(cost $41,254) 42,825
Total Investments - 100.1%
(identified cost $41,254) 42,825
Other Assets and Liabilities, Net - (0.1)%
(38)
Net Assets - 100.0%
42,787

Russell Investment Funds
Equity Growth Strategy Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 Equity Growth Strategy Fund
Transactions (amounts in thousands) during the period ended September 30, 2023 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Global Infrastructure Fund $ — $ 939 $ 39 $ 1 $ (51) $ 850 $ 12 $ —
RIF Global Real Estate Securities
Fund 2,104 377 464 (72) (29) 1,916 21 —
RIF U.S. Small Cap Equity Fund 2,076 618 384 (36) 92 2,366 10 —
RIF U.S. Strategic Equity Fund 9,343 5,309 2,329 (390) 1,112 13,045 144 108
RIC Long Duration Bond Fund — 1,111 5 — (36) 1,070 1 —
RIC Opportunistic Credit Fund — 886 11 — (6) 869 — —
RIF Strategic Bond Fund — 1,907 1,830 (77) — — 19 —
RIC Emerging Markets Fund 1,068 1,680 150 (20) 8 2,586 — —
RIC Global Equity Fund 20,225 125 10,244 (811) 3,103 12,398 1 —
RIF International Developed
Markets Fund 3,007 1,469 333 (2) 149 4,290 8 —
RIC Multi-Asset Growth Strategy
Fund 4,229 264 1,234 (167) 343 3,435 82 —
$ 42,052 $ 14,685 $ 17,023 $ (1,574) $ 4,685 $ 42,825 $ 298 $ 108

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Quarterly Report — September 30, 2023 (Unaudited)
Notes to Quarterly Report 11
1. Significant Accounting Policies
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds. This Quarterly Report reports on four of these funds (each a “Fund” and collectively the “Funds”).
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each of the Funds is a “fund of funds” and diversifies its assets by investing in shares of several other RIF funds and in certain
Russell Investment Company (“RIC”) funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds.
The Underlying Funds value portfolio instruments according to securities valuation procedures and pricing sources and services, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Underlying Funds. With respect to an Underlying Fund's investments that do not have readily available market quotations, the Trustees have designated Russell Investment Management, LLC (“RIM”), the Funds’ adviser, as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended.
The Funds value the shares of the Underlying Funds at the current net asset value (“NAV”) per share of each Underlying Fund.
The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Quarterly Report, continued — September 30, 2023 (Unaudited)
12 Notes to Quarterly Report
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market) will be valued based upon the NAV of such investments.
As of September 30, 2023, all investments held were classified as Level 1 within the fair value hierarchy.
For additional information on the Funds’ significant accounting policies and risks, please refer to the Funds’ most recent semi-annual or annual shareholder report and prospectus.

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495